AMOUNTS DUE TO AN ULTIMATE BENEFICIAL SHAREHOLDER	12 Months Ended
Dec. 31, 2023
Amounts Due To Ultimate Beneficial Shareholder
AMOUNTS DUE TO AN ULTIMATE BENEFICIAL SHAREHOLDER

14	AMOUNTS DUE TO AN ULTIMATE BENEFICIAL SHAREHOLDER

	2023	2022
	USD	USD

Due within one year	5,021,638	4,531,760
Due after one year	12,300,650	17,087,553
Total	17,322,288	21,619,313

Except as described below, all other amounts are unsecured, interest free and repayable on demand.

As at December 31, 2023:

Included in the non-current portion, two promissory notes with principal amounts of USD12,300,650 (2022: USD12,300,493) were unsecured, interest-free and repayable in February 2026.

Included in the current portion, an aggregate loan balance of USD895,645 was unsecured, interest bearing at 8% p.a. and repayable in February to March 2024. Principal amounts of USD1,217,405 were unsecured, interest-free and repayable in January to March 2024.

As at December 31, 2022:

Included in the non-current portion, an aggregate loan balance of USD2,693,351 which was unsecured, interest bearing at 5% to 8% p.a. and repayable in January 2024 was repaid in 2023. Principal amounts of USD2,093,709 which were unsecured, interest-free and repayable in March 2024 were partially repaid in 2023.

Included in the current portion, a principal amount of USD641,294 which was unsecured, interest bearing at 8% p.a. and repayable in January 2023 was repaid in 2023.